Going Concern	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2: GOING CONCERN

The accompanying unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred negative cash flows from operations of $1,139,499 for the nine months ended March 31, 2020. At March 31, 2020, the Company had a working capital surplus of $450,622, and an accumulated deficit of $228,481,988. It is management’s opinion that these facts raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date of this report, without additional debt or equity financing. The unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts nor to the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

In order to meet its working capital needs through the next twelve months from the date of this report and to fund the growth of the nanotechnology, artificial intelligence, and machine learning technologies, the Company may consider plans to raise additional funds through the issuance of equity or debt. Although the Company intends to obtain additional financing to meet its cash needs, the Company may be unable to secure any additional financing on terms that are favorable or acceptable to it, if at all.

NOTE 2: GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred a net loss of $1,955,161 and has incurred negative cash flows from operations of $203,970 for the year ended June 30, 2019. At June 30, 2019, the Company had a working capital deficit of $2,440,289, and an accumulated deficit of $213,633,853. It is management’s opinion that these facts raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date of this filing, without additional debt or equity financing. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts nor to the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company was able to enter into convertible debt arrangements and private placements of equity with accredited independent investors to provide liquidity and capital resources during the preceding two fiscal years. In addition, and from time to time during fiscal years 2019 and 2018, the Company raised necessary working capital through bridge loans from officers. During the years ended June 30, 2019 and 2018, the Company received net proceeds from private placements with accredited investors of $193,000 and $81,000, respectively.

In order to meet its working capital needs through the next twelve months and to fund the growth of our nanotechnology, artificial intelligence, and machine learning technologies, the Company may consider plans to raise additional funds through the issuance of equity or debt. Although the Company intends to obtain additional financing to meet its cash needs, the Company may be unable to secure any additional financing on terms that are favorable or acceptable to it, if at all.